November 18, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Federated Equity Funds (the “Trust”):
Form N-14 for the Reorganizations of Hancock Horizon Growth Fund into Federated Kaufmann Large Cap Fund

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith please find the Registration Statement on Form N-14, including the Notice of Special Meeting of Shareholders, Combined Proxy Statement/Prospectus, Statement of Additional Information, Form of Proxy Card, and relevant exhibits, with respect to the acquisition of assets of Hancock Horizon Growth Fund, a series of The Advisors’ Inner Circle Fund II, for shares of Federated Kaufmann Large Cap Fund, a portfolio of the Trust. Pursuant to Rule 488 under the Securities Act of 1933, as amended, the Registration Statement for the Trust on Form N-14 filed herewith is expected to become automatically effective on December 19, 2016.

This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please call me at (617) 261-3146 or George F. Magera of Federated Investors, Inc. at (412) 288-1474.

Sincerely,

/s/ Jon-Luc Dupuy

Jon-Luc Dupuy

Cc: George F. Magera